Schedule of contractual undiscounted payments (Details)	Dec. 31, 2022 CAD ($)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 59,157,951
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	804,333
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	658,233
Accounts payable and accrued liabilities one [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	32,823,320
Accounts payable and accrued liabilities one [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	32,823,320
Contract liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	5,380,378
Contract liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	5,380,378
Income tax payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	129,485
Income tax payable [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	129,485
Deferred payment liability [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	4,191,908
Deferred payment liability [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,448,300
Deferred payment liability [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	81,610
Deferred payment liability [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	1,661,998
Lease contract liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,496,445
Lease contract liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	953,812
Lease contract liabilities [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	710,842
Lease contract liabilities [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	551,809
Lease contract liabilities [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	279,982
Long term debt one [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	17,411,765
Long term debt one [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	17,411,765
Other long term debt one [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	412,904
Other long term debt one [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	10,891
Other long term debt one [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	11,881
Other long term debt one [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	11,881
Other long term debt one [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 378,251